Condensed Financial Information (Parent Company Only) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 19,144	$ 14,846	$ 30,418
Other assets	3,249	3,963
Total assets	638,234	628,664
Liabilities
Notes payable	1,702	2,788
Total liabilities	584,950	580,732
Total liabilities and stockholders' equity	638,234	628,664
Parent [Member]
Assets
Cash and cash equivalents	601	1,158	39
Investment in common stock of banking subsidiaries	71,136	68,915
Investment in nonbanking subsidiaries	1,427	(1,589)
Notes Receivable		2,000
Other assets	2,164	2,724
Total assets	75,328	73,208
Liabilities
Trust preferred securities	20,000	20,000
Borrowings from nonbanking subsidiaries	620	620
Notes payable	750	1,500
Other liabilities & accrued interest payable	838	3,463
Total liabilities	22,208	25,583
Stockholders' Equity	53,120	47,625
Total liabilities and stockholders' equity	$ 75,328	$ 73,208